SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Range of Useful Lives (Details)	Dec. 31, 2024
Minimum | Customer relationships
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life (in years)	1 year
Minimum | Patents and trademarks
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life (in years)	5 years
Minimum | Monitoring lines
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life (in years)	7 years
Minimum | Service portfolios and other
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life (in years)	1 year
Maximum | Customer relationships
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life (in years)	30 years
Maximum | Patents and trademarks
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life (in years)	40 years
Maximum | Monitoring lines
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life (in years)	10 years
Maximum | Service portfolios and other
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life (in years)	50 years